SHARE CAPITAL - Issued and Outstanding (Details)					12 Months Ended
	Dec. 27, 2017 USD ($) $ / shares shares	Nov. 17, 2017 USD ($) $ / shares shares	Dec. 12, 2016 USD ($) $ / shares shares	Feb. 03, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) Options shares	Dec. 31, 2016 USD ($) Options shares	Dec. 31, 2015 USD ($) Options shares
SHARE CAPITAL
Balance					$ (15,462,536)	$ 57,995,423	$ 18,027,841
Issued for cash pursuant to an underwritten public offering and private placement						7,090,200	74,883,850
Share issue costs			$ (35,540)			$ (35,540)	$ (5,004,640)
Issued for cash on exercise of options (in shares) | Options					2,174,093	101,398	2,507,603
Common shares issued from exercise of Series D Warrants					$ 1,127,057
Issued for cash on exercise of options					234,952	$ 75,192	$ 1,090,902
Share-based payments					2,484,543	1,810,111	4,114,165
Balance					(36,475,101)	$ (15,462,536)	$ 57,995,423
Issue price per unit | $ / shares		$ 1.46
Gross proceeds from issue of units		$ 37,487,497
Proceeds from exercise of warrants					$ 18,750
Boston Scientific Corporation
SHARE CAPITAL
Issued for cash pursuant to an underwritten public offering and private placement (in shares) | shares			11,817,000
Issued for cash pursuant to an underwritten public offering and private placement			$ 7,090,200
Issuance price (in USD per share) | $ / shares			$ 0.60
Ownership in issued and outstanding comments shares (as a percent)			15.00%
Common shares
SHARE CAPITAL
Balance (in shares) | shares					78,683,345	66,764,947	53,842,344
Balance					$ 168,712,673	$ 161,505,037	$ 89,357,061
Issued for cash pursuant to an underwritten public offering and private placement (in shares) | shares				10,415,000		11,817,000	10,415,000
Issued for cash pursuant to an underwritten public offering and private placement				$ 74,883,850		$ 7,090,200	$ 74,883,850
Issued from Series A and Series B units | shares					22,102,538
Share issue costs				$ (5,004,640)		$ (35,540)	$ (5,004,640)
Issued for cash on exercise of options (in shares) | Options					254,702	101,398	2,507,603
Common shares issued from exercise of Series D Warrants (in shares) | shares					1,874,989
Common shares issued from exercise of Series D Warrants					$ (1,127,057)
Issued for cash on exercise of options					$ 1,964,086	$ 152,976	$ 2,268,766
Balance (in shares) | shares					102,915,574	78,683,345	66,764,947
Balance					$ 171,803,816	$ 168,712,673	$ 161,505,037
Shares closed in public offering (in shares) | shares				12,075,000
Issuance price (in USD per share) | $ / shares				$ 7.19
Common shares | Security holders
SHARE CAPITAL
Issued for cash pursuant to an underwritten public offering and private placement				$ 11,935,400
Contributed Surplus
SHARE CAPITAL
Balance					22,301,437	20,569,110	17,632,809
Issued for cash on exercise of options					(1,729,134)	(77,784)	(1,177,864)
Share-based payments					2,484,543	1,810,111	4,114,165
Balance					$ 23,056,846	$ 22,301,437	$ 20,569,110
Series A Units
SHARE CAPITAL
Number of units issued | shares		6,609,588
Series B Units
SHARE CAPITAL
Number of units issued | shares		19,066,780
Series D Warrants
SHARE CAPITAL
Number of warrants issued | shares	1,874,989
Proceeds from exercise of warrants	$ 18,750
Fair value of related derivative liability	$ 1,108,306
Number of common shares per warrant | shares	1
Exercise price per warrant | $ / shares	$ 0.01